PROPERTY, EQUIPMENT AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2019
PROPERTY, EQUIPMENT AND INTANGIBLE ASSETS, NET
PROPERTY, EQUIPMENT AND INTANGIBLE ASSETS, NET

6. PROPERTY, EQUIPMENT AND INTANGIBLE ASSETS, NET

Property, equipment and intangible assets, net, consisted of the following:

	As of December 31,
	2018	2019
	US$	US$
Electronic Equipment	1,638,673	1,530,269
Office Equipment	38,130	219,418
Leasehold improvement	655,975	543,262
Software	—	197,564
Less: accumulated depreciation	(997,991)	(1,028,796)
Property and equipment, net	1,334,787	1,461,717
Licenses	995,646	7,967,036
Trademark	—	117,424
Less: accumulated amortization	—	(10,636)
Intangible assets, net	995,646	8,073,824
Total	2,330,433	9,535,541

Depreciation and amortization expenses for the years ended December 31, 2017, 2018 and 2019 were US$342,450, US$473,730 andUS$752,167, respectively.